Condensed Consolidated Statement of Changes in Stockholder's Deficit - Evernorth - Interim - USD ($)	Total	Common Stock	Accumulated Deficit
Ending balance (in shares) at Sep. 30, 2025	1
Ending balance at Sep. 30, 2025	$ (515,000)
Beginning balance (in shares) at Aug. 29, 2025		0
Beginning balance at Aug. 29, 2025	0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (152,717,402)		(152,717,402)
Ending balance (in shares) at Dec. 31, 2025	1	1
Ending balance at Dec. 31, 2025	$ (152,717,402)	$ 0	(152,717,402)
Beginning balance (in shares) at Sep. 30, 2025	1
Beginning balance at Sep. 30, 2025	$ (515,000)
Ending balance (in shares) at Dec. 31, 2025	1	1
Ending balance at Dec. 31, 2025	$ (152,717,402)	$ 0	(152,717,402)
Beginning balance (in shares) at Sep. 30, 2025	1
Beginning balance at Sep. 30, 2025	$ (515,000)
Ending balance (in shares) at Jun. 30, 2026	1	1
Ending balance at Jun. 30, 2026	$ (340,852,135)	$ 0	(340,852,135)
Beginning balance (in shares) at Dec. 31, 2025	1	1
Beginning balance at Dec. 31, 2025	$ (152,717,402)	$ 0	(152,717,402)
Beginning balance (in shares) at Dec. 31, 2025	1	1
Beginning balance at Dec. 31, 2025	$ (152,717,402)	$ 0	(152,717,402)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (188,134,733)		(188,134,733)
Ending balance (in shares) at Jun. 30, 2026	1	1
Ending balance at Jun. 30, 2026	$ (340,852,135)	$ 0	(340,852,135)
Ending balance (in shares) at Jun. 30, 2026	1	1
Ending balance at Jun. 30, 2026	$ (340,852,135)	$ 0	$ (340,852,135)